EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 15, 2020	Jan. 10, 2020	Oct. 16, 2019	Jul. 15, 2019	Jan. 25, 2019	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 20, 2019
Class of Stock [Line Items]
Preferred stock dividend percentage							6.00%		6.00%
Shares granted							312,500		525,550
Received net proceeds							$ 335	$ 434	$ 434	$ 6,478
Preferred price per share							$ 5.00
Proceeds from issuance of stock								$ 19,223	$ 19,223
Sale of stock									178,000	97,817
Proceeds from sale of stock									$ 700	$ 200
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock adjusted conversion	$ 6.00
Company achieve revenue target						$ 34,000			$ 34,000
Intrinsic value of beneficial conversion feature	$ 2,200
Intrinsic value of effective conversion price per share	$ 6.79
Sale of stock						20,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate of shares issued							27,000
Preferred stock adjusted conversion							$ 6.00		$ 6.00
Preferred stock, shares issued									47,000	47,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate of shares issued							270		270
Value of preferred stock exchanged							$ 27,000		$ 27,000
Preferred stock par/stated value							$ 0.01		$ 0.01
Preferred shares stated value							100,000		100,000
Preferred stock adjusted conversion							$ 8.00		$ 8.00
Preferred stock, shares issued									27,000	270
Security Purchase and Exchange Agreement [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock aggregate value		$ 20,000
Issuance price of preferred stock		$ 1,000
Preferred price per share		$ 1,000
Security Purchase and Exchange Agreement [Member] | Series B Preferred Stock [Member] | 1315 Capital [Member]
Class of Stock [Line Items]
Preferred stock aggregate value		$ 19,000
Aggregate of shares issued		19,000
Security Purchase and Exchange Agreement [Member] | Series B Preferred Stock [Member] | Ampersand 2018 Limited Partnership [Member]
Class of Stock [Line Items]
Preferred stock aggregate value		$ 1,000
Aggregate of shares issued		1,000
Underwriting Agreement [Member]
Class of Stock [Line Items]
Aggregate of shares issued					933,334
Shares granted					140,000
Common stock price, per share					$ 7.50
Effective price per share					$ 6.975
Received net proceeds					$ 5,900
Security Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Business combination consideration shares			130
Business combination consideration amount			$ 13,000
Security Purchase Agreement [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par/stated value				$ 100,000
Preferred price per share				$ 0.01
Security Purchase Agreement [Member] | Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from preferred stock value				$ 27,000
Security Purchase Agreement [Member] | 60 Newly Created Series A Preferred Stock [Member]
Class of Stock [Line Items]
Business combination consideration shares				60
Business combination consideration amount				$ 6,000
Security Purchase Agreement [Member] | 60 Newly Created Series A -1 Preferred Stock [Member]
Class of Stock [Line Items]
Business combination consideration shares				80
Business combination consideration amount				$ 8,000
Proceeds from issuance of stock				$ 13,100
Equity Distribution Agreement [Member]
Class of Stock [Line Items]
Aggregate offering price											$ 4,800
Fixed percentage of commission											3.00%